Accounts and notes receivable (Narrative) (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about accounts receivable [line items]
Carrying amount of accounts receivable transferred to the banks	¥ 200,000
Original carrying value of the accounts receivable transferred under the arrangements that have not been settled	200,000	¥ 150,000
Original carrying value of the accounts receivable transferred under the arrangement that have not been settled	1,220,000	1,000,000
Loss on the date of transfer of the accounts receivable	41,482	10,528
Accounts receivable secured to banks as collateral against loans	¥ 0	¥ 0
The maturity period of the notes receivable	1 to 12 months	1 to 12 months
Domestic local power grid customers
Disclosure of detailed information about accounts receivable [line items]
Credit periods	one month from the end of the month in which the sales are made
SinoSing Power
Disclosure of detailed information about accounts receivable [line items]
Credit periods	from 5 to 60 days from the dates of billings